Business Segments - Schedule of Capital Expenditures by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	$ 317	$ 310	$ 268
Capital expenditures for property and equipment of continuing operations	62	67	84
Ownership [member]
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	45	52	76
Corporate and other [member]
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	$ 17	$ 15	$ 8